T. ROWE PRICE New Era Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.1%
AGRICULTURE 1.7%
Fertilizers & Agricultural Chemicals 1.7%
CF Industries Holdings  331,273 27,565
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $11,341 (1)(2)(3) 614,225 3,206
Mosaic  435,300 14,130
Total Agriculture 44,901
CHEMICALS 11.1%
Commodity Chemicals 0.7%
LG Chem (KRW)  33,650 10,973
Lotte Chemical (KRW)  80,844 7,164
18,137
Diversified Chemicals 0.9%
BASF (EUR)  195,479 11,171
Huntsman  552,209 14,374
25,545
Industrial Gases 4.9%
Air Liquide (EUR)  175,502 36,513
Linde  203,393 94,439
130,952
Specialty Chemicals 4.6%
HB Fuller  176,569 14,080
International Flavors & Fragrances  189,492 16,294
RPM International  155,257 18,468
Sherwin-Williams  108,515 37,691
Shin-Etsu Chemical (JPY)  823,700 35,825
122,358
Total Chemicals 296,992
COMMODITY INDUSTRIALS 3.8%
Construction & Engineering 0.5%
Quanta Services  53,245 13,833
13,833
Construction Materials 0.9%
Vulcan Materials  85,154 23,240
23,240
Electrical Components & Equipment 1.1%
Hubbell  36,692 15,229
Schneider Electric (EUR)  57,960 13,103
28,332

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Metal & Glass Containers 0.8%
Ball  316,703 21,333
21,333
Railroads 0.5%
Norfolk Southern  48,877 12,457
12,457
Total Commodity Industrials 99,195
ENERGY SERVICES & PROCESSORS 19.9%
Oil & Gas Drilling 1.4%
Noble  435,533 21,119
Seadrill (3) 312,784 15,733
36,852
Oil & Gas Equipment & Services 7.5%
Baker Hughes  841,669 28,196
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(2)(3)(4) 10,108,939 5,863
Expro Group Holdings (3) 137,378 2,743
Halliburton  1,047,213 41,281
Schlumberger  1,221,165 66,932
TechnipFMC  1,556,569 39,086
Tenaris, ADR  405,502 15,924
200,025
Oil & Gas Refining & Marketing 5.1%
Marathon Petroleum  322,432 64,970
Phillips 66  135,465 22,127
Valero Energy  292,596 49,943
137,040
Oil & Gas Storage & Transportation 5.9%
Enbridge  1,566,892 56,690
Kinder Morgan  543,796 9,973
Targa Resources  311,949 34,935
Williams  1,462,300 56,986
158,584
Total Energy Services & Processors 532,501
EXPLORATION & PRODUCTION 20.5%
OUS Oil & Gas Exploration & Production 3.1%
Canadian Natural Resources (CAD)  863,083 65,839
Kosmos Energy (3) 2,796,685 16,668
82,507
U.S. Mixed Exploration & Production 4.1%
Chesapeake Energy  268,610 23,861

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
EQT  878,587 32,569
Range Resources  721,552 24,843
Southwestern Energy  (3) 3,608,553 27,353
108,626
U.S. Oil Exploration & Production 13.3%
ConocoPhillips  938,443 119,445
Diamondback Energy  283,694 56,220
EOG Resources  486,811 62,234
Hess  422,814 64,538
Pioneer Natural Resources  203,523 53,425
355,862
Total Exploration & Production 546,995
INTEGRATEDS 20.7%
Integrated Oil & Gas 20.7%
BP, ADR  1,587,124 59,803
Chevron  420,317 66,301
Equinor (NOK)  957,309 25,670
Exxon Mobil  1,227,511 142,686
Galp Energia (EUR)  1,461,756 24,166
OMV (EUR)  410,131 19,425
Shell (GBP)  2,453,942 81,420
Suncor Energy (CAD)  1,299,722 47,966
TotalEnergies (EUR)  1,244,052 85,578
Total Integrateds 553,015
METALS & MINING 13.6%
Coal & Consumable Fuels 1.6%
Cameco  689,184 29,856
Warrior Met Coal  216,100 13,117
42,973
Diversified Metals & Mining 9.3%
Alcoa  343,770 11,616
BHP Group (AUD)  1,406,822 40,677
Champion Iron (AUD)  2,299,406 11,101
Cleveland-Cliffs (3) 625,700 14,228
First Quantum Minerals (CAD)  150,254 1,615
Freeport-McMoRan  1,083,718 50,956
Glencore (GBP)  2,368,342 12,997
Ivanhoe Electric (3) 909,781 8,916
Ivanhoe Mines, Class A (CAD) (3)(5) 1,609,334 19,200
MP Materials (3)(5) 395,900 5,661
Rio Tinto (AUD)  191,627 15,209
Southern Copper  194,754 20,745
Steel Dynamics  133,800 19,833

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Teck Resources, Class B  373,325 17,091
249,845
Precious Metals & Minerals 2.7%
Agnico Eagle Mines  244,120 14,562
Alamos Gold, Class A  1,019,300 15,035
Franco-Nevada (CAD)  132,745 15,817
Osisko Gold Royalties (CAD) (5) 869,300 14,266
Osisko Mining (CAD) (3) 4,790,090 9,831
Wesdome Gold Mines (CAD) (3) 450,003 3,352
72,863
Total Metals & Mining 365,681
OTHER 2.4%
Paper & Forest Products 2.4%
Louisiana-Pacific  218,700 18,351
Packaging Corp. of America  119,808 22,737
West Fraser Timber (CAD)  268,899 23,219
Total Other 64,307
UTILITIES 3.1%
Electric Utilities 1.8%
FirstEnergy  269,643 10,414
NextEra Energy  350,279 22,386
Southern  198,502 14,241
47,041
Multi-Utilities 1.3%
Ameren  108,828 8,049
CenterPoint Energy  264,100 7,524
Dominion Energy  193,313 9,509
PG&E  615,561 10,317
35,399
Total Utilities 82,440
Total Miscellaneous Common Stocks  0.3% (6) 8,577
Total Common Stocks (Cost $1,879,082) 2,594,604
CONVERTIBLE PREFERRED STOCKS 2.3%
AGRICULTURE 0.0%
Fertilizers & Agricultural Chemicals 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $31 (1)(2)(3) 1,667 9
Total Agriculture 9

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,335
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,413 (1)(2)(3) 2,526,018 3,284
Total Commodity Industrials 5,619
METALS & MINING 2.1%
Diversified Metals & Mining 2.1%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 11,118
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 20,600
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 3,879
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,899 (1)
(2)(3) 601,655 8,115
Total Metals & Mining 55,218
Total Convertible Preferred Stocks (Cost $38,367) 60,846
PREFERRED STOCKS 0.0%
ENERGY SERVICES & PROCESSORS 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $234 (1)(2)(3)(4) 234,367 246
Total Energy Services & Processors 246
Total Preferred Stocks (Cost $234) 246
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 5,351,948 5,352
Total Short-Term Investments (Cost $5,352) 5,352

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 17,583,432 17,584
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 17,584
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 11,206,223 11,206
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 11,206
Total Securities Lending Collateral (Cost $28,790) 28,790
Total Investments in Securities 100.7%
(Cost $1,951,825) $ 2,689,838
Other Assets Less Liabilities (0.7)% (17,885)
Net Assets 100.0% $ 2,671,953
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$70,161 and represents 2.6% of net assets.
(3) Non-income producing
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) All or a portion of this security is on loan at March 31, 2024.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies

T. ROWE PRICE New Era Fund

ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 184++
Totals $ —# $ — $ 184+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 41,320  ¤  ¤ $ 34,142
Total $ 34,142^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $184 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,142.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Era Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Era Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,953,438 $ 632,097 $ 9,069 $ 2,594,604
Convertible Preferred Stocks — — 60,846 60,846
Preferred Stocks — — 246 246
Short-Term Investments 5,352 — — 5,352
Securities Lending Collateral 28,790 — — 28,790
Total $ 1,987,580 $ 632,097 $ 70,161 $ 2,689,838

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $10,636,000 for the period ended
March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 9,069 $ — $ 9,069
Convertible Preferred Stocks 50,210 10,636 60,846
Preferred Stocks 246 — 246
Total $ 59,525 $ 10,636 $ 70,161

T. ROWE PRICE New Era Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F41-054Q1 03/24